BROWN ADVISORY SMALL-CAP GROWTH FUND
                        BROWN ADVISORY GROWTH EQUITY FUND

                        Supplement Dated December 4, 2002
                       to Prospectus Dated August 1, 2002

1.   NAME CHANGES

     BrownIA Small-Cap Growth Fund recently changed its name to Brown Advisory Small-Cap Growth Fund. All references to BrownIA Small-Cap Growth Fund in the Prospectus, and any supplements thereto, shall be deemed to be references to Brown Advisory Small-Cap Growth Fund.

     BrownIA Growth Equity Fund recently changed its name to Brown Advisory Growth Equity Fund. All references to BrownIA Growth Equity Fund in the Prospectus, and any supplements thereto, shall be deemed to be references to Brown Advisory Growth Equity Fund.

2.   IMPOSITION OF REDEMPTION FEE (EFFECTIVE JANUARY 3, 2003)

     In order to reflect the imposition of a redemption or exchange fee on certain redemptions and exchanges of Institutional Shares of Brown Advisory Small-Cap Growth Funds and shares of Brown Advisory Growth Equity Fund, effective January 3, 2003, please note the following amendments to the
Prospectus:

     The  section  of the  Prospectus  entitled  "Fee  Tables  - Brown  Advisory
Small-Cap Growth Fund" on page 11 is amended by deleting the charts entitled "Shareholder Fees" and "Annual Fund Operating Expenses" and replacing them with the following charts:

     SHAREHOLDER FEES                                               INSTITUTIONAL          A           B             C
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES            SHARES      SHARES        SHARES
     Maximum Sales Charge (Load) Imposed on Purchases (as a
     percentage of the offering price)                                  None             5.50%(1)      None         None
     Maximum Deferred Sales Charge (Load) Imposed on
     Redemptions (as a percentage of the offering price)                None             1.00%(2)      5.00%       1.00%
     Maximum Sales Charge (Load) Imposed on Reinvested
     Distributions                                                      None               None        None         None
     Redemption Fee                                                   1.00%(3)             None        None         None
     Exchange Fee                                                     1.00%(3)             None        None         None
     ANNUAL FUND OPERATING EXPENSES                                 INSTITUTIONAL          A           B             C
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)                     SHARES            SHARES      SHARES        SHARES
     Management Fees                                                    1.00%             1.00%        1.00%       1.00%
     Distribution (12b-1) Fees                                          None              0.25%        0.75%       0.75%
     Other Expenses                                                     0.20%             0.33%        1.22%       18.13%
     TOTAL ANNUAL FUND OPERATING EXPENSES(4)                          1.20%(5)            1.58%        2.97%       19.88%
     Fee Waiver and Expense Reimbursement(6)                            0.00%             0.08%        0.97%       17.88%
     NET EXPENSES(6)                                                     N/A              1.50%        2.00%       2.00%

          (1)  No initial  sales  charge  applies to  purchases of $1 million or more.
          (2) A contingent deferred sales charge of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.
          (3) The redemption or exchange of the Fund's Institutional Shares is subject to a redemption or exchange fee of 1.00% of the current net asset value of shares redeemed or exchanged. The redemption or exchange fee will not apply to redemptions or exchanges of shares purchased prior to January 3, 2003 or shares redeemed or exchanged after 180 days from the date of their purchase.
          (4) Based on annualized estimated amounts for the Fund's fiscal year ending May 31, 2003.
          (5) The Adviser has contractually agreed to waive its fee and reimburse Fund expenses to the extent that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary


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               expenses)  exceed  1.25%  of  the  Fund's  Institutional  Shares'
               average daily net asset through September 30, 2003.
          (6) The Adviser has contractually agreed to waive its fee and reimburse Fund expenses to the extent that total annual operating
               expenses  (excluding  taxes,   interest,   portfolio  transaction
               expenses and extraordinary expenses) of the Funds A Shares, B Shares and C Shares exceed 1.50%, 2.00% and 2.00%, respectively of that class' average daily net assets through September 30, 2003.

     The section entitled "Fee Tables - Brown Advisory Growth Equity Fund" on page 13 of the Prospectus is amended by deleting the chart entitled "Annual Fund Operating Expenses" on page 13 and by replacing that chart with the following chart:

         SHAREHOLDER FEES
         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the
         offering price)                                                                                   None
         Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage
         of the sale price)                                                                                None
         Maximum Sales Charge (Load) Imposed on Reinvested Distributions                                   None
         Redemption Fee                                                                                  1.00%(1)
         Exchange Fee                                                                                    1.00%(1)
         ANNUAL FUND OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(2)
         Management Fees                                                                                 0.75%
         Distribution (12b-1) Fees                                                                        None
         Other Expenses                                                                                  0.47%
         TOTAL ANNUAL FUND OPERATING EXPENSES(3)                                                         1.22%

          (1) The redemption or exchange of Fund shares will be subject to a redemption or exchange fee of 1.00% of the current net asset value of shares redeemed or exchanged. The redemption or exchange fee, however, will not apply to redemptions or exchanges of shares purchased prior to January 3, 2003 or shares redeemed or exchanged after 180 days from the date of purchase.
          (2)  Based on amounts for the fiscal year ended May 31, 2003.
          (3) The Adviser has voluntarily undertaken to waive a portion of its fees and reimburse certain Fund expenses to the extent that total annual fund expenses exceed 1.00% of the Fund's annual average net assets. Waivers and reimbursements may be reduced or eliminated at any time.

     The section of the Prospectus entitled "Your Account - General Information" is amended by deleting the second paragraph of that section on page 17 and replacing it with the following paragraph:

              You may purchase, sell (redeem) or exchange shares of each class of Brown Advisory Small-Cap Growth Fund at the net asset value ("NAV") of a share of that class next calculated plus any applicable sales charge (minus any applicable sales charge, redemption or exchange fee in the case of a redemption or exchange) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 18 through 30). You may purchase, sell (redeem) or exchange shares of Brown Advisory Growth Equity Fund at the NAV of a share of the Fund next calculated (minus any applicable redemption or exchange fee in the case of a redemption or exchange) after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 18 through 30). For instance, if the Transfer Agent receives your purchase, redemption or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV of the Fund (or applicable class in the case of Brown Advisory Small Cap Growth Fund) plus any applicable sales charge (minus any applicable sales charge, redemption or exchange fee in the case of a redemption or exchange). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

     The section of the Prospectus entitled "Your Account - Selling Shares" is amended by adding the following disclosure after the subsection entitled "Your Account - Selling Shares - Signature Guarantee Requirements" on page 24:

          REDEMPTION FEE The sale of each of Institutional Shares of Brown Advisory Small-Cap Growth Fund and shares of Brown Advisory Growth Equity Fund are subject to a redemption fee of 1.00% of the current NAV of shares redeemed. The redemption fee will not apply to redemptions of shares purchased prior to January 3, 2003 or shares redeemed after 180 days from the date of purchase. The fee is charged for the benefit of remaining shareholders and will be paid to Institutional Shares of Brown Advisory Small-Cap Growth Fund or Brown Advisory Growth Equity Fund, whichever applicable, to help offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

         The section of the Prospectus entitled "Your Account - Choosing A Share Class" of the Prospectus is amended by adding the following bullet point to that section of the chart on page 26 entitled "Institutional Shares:"

          o Redemption fee of 1.00%. The redemption fee does not apply to shares purchased prior to January 3, 2003 or to shares redeemed after 180 days from the date of purchase

     The section of the Prospectus entitled "Your Account - Exchange Privileges" on page 29 of the Prospectus is amended by deleting the section in its entirety and replacing it with the following:

              You may exchange Institutional Shares and A Shares of Brown Advisory Small-Cap Growth Fund and buy shares of Institutional Shares and A Shares, respectively, of Brown Advisory Short-Intermediate Income Fund. You may also exchange Institutional Shares and A Shares of Brown Advisory Small-Cap Growth Fund for Institutional Shares and Investor Shares, respectively of the Trust's money market series. You may also exchange Institutional Shares and A Shares of Brown Advisory Small-Cap Growth Fund and buy shares of Brown Advisory Maryland Bond Fund or Brown Advisory Growth Equity Fund. You may exchange B Shares and C Shares of Brown Advisory Small-Cap Growth Fund and buy shares of Brown Advisory Maryland Bond Fund or Brown Advisory Growth Equity Fund or Investor Shares of the Trust's money market series.

              You may exchange shares of Brown Advisory Growth Equity Fund and buy shares of any class of Brown Advisory Small-Cap Growth Fund and Brown Advisory Short-Intermediate Income Fund, shares of Brown Advisory Maryland Bond Fund or Investor Shares of the Trust's money market series.

              Be sure to confirm with the Transfer Agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase your state. If you exchange into a fund that imposes a higher sales charge than the Fund class in which you invest, you will have to pay the difference between that fund's sales charge and the sales charge of the Fund class in which you invest at the time of exchange. Because exchanges are a sale and purchase of shares, they may have tax consequences. In addition, the exchange of Institutional Shares of Brown Advisory Small-Cap Growth Fund and shares of Brown Advisory Growth Equity Fund are subject to an exchange fee of 1.00% of the NAV of shares exchanged. The exchange fee does not apply to the exchange of Fund shares purchased prior to January 3, 2003 or shares exchanged after 180 days of purchase. To calculate exchange fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

3.   TERMINATION OF SHAREHOLDER SERVICE FEES

     The section entitled "Choosing a Share Class - BrownIA Small-Cap Growth Fund - Rule 12b-1 and Shareholder Service Fees" on pages 28 - 29 of the Prospectus is amended by deleting the reference to the Trust's Shareholder Service Plan and fee paid thereunder regarding Institutional Shares of Brown Advisory Small-Cap Growth Fund. At the November 18, 2002 meeting of the Trust's Board of Trustees (the "Board"), the Board terminated the Trust's Shareholder Service Plan with respect to Institutional Shares of Brown Advisory Small-Cap Growth Fund.

4.   TERMINATION OF PUBLIC OFFERING OF C SHARES

         Effective December 4, 2002, Forum Funds (the "Trust") ceased publicly offering C Shares of Brown Advisory Small-Cap Growth Fund (the "Class), a series of the Trust. The Board of Trustees of the Trust is also considering initiating measures to close the Class.